Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Schedule of Fair Values of Derivative Instruments

Fair Values of Derivative Instruments

	Liability Derivatives
	Successor Company December 29, 2013		Predecessor Company December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	FairValue
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative instruments	$—	Derivative instruments	$45,724

Total derivatives		$—		$45,724

Schedule of The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

Predecessor Company

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Ten Months Ended November 6, 2013, and Years Ended December 30, 2012 and January 1, 2012

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012	2011
Interest rate swaps	(Loss) gain on derivative instruments	$(14)	$1,635	$913

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)			Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion) (1)
	2013	2012	2011		2013	2012	2011		2013	2012	2011
Interest rate swaps	$19,339	$5,832	$13,829	Interest (income)/ expense	$46,760	$28,771	$29,560	Gain (loss) on derivative instruments	$(14)	$20	$85
								Reorganization items, net	$(2,041)	$—	$—

(1)	During the quarter ended September 29, 2013, the Predecessor recognized $2,041 in reorganization items, net to adjust the fair value of derivatives to the allowed claim.

Schedule of The Effect of Derivatives Not Designated as Hedging Instruments on the Statement of Operations and Comprehensive Income (Loss)

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Successor Company for the Three Months Ended June 29, 2014 and for the

Predecessor Company for the Three Months Ended June 30, 2013

	Location of Gain or (Loss)	Amount of Gain or (Loss) Recognized in Income on Derivative
Derivatives in ASC 815 Fair Value Hedging Relationships	Recognized in Income on Derivative	Successor Company 2014	Predecessor Company 2013
Interest rate swaps	Gain (loss) on derivative instruments	$(76)	$(5)

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013
Interest rate swaps	$—	$6,979	Interest income/(expense)	$—	$7,543	Gain (loss) on derivative instruments	$(76)	$(5)

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)

for the Successor Company for the Six Months Ended June 29, 2014 and for the

Predecessor Company for the Six Months Ended June 30, 2013

Derivatives in ASC 815 Fair Value Hedging Relationships	Location of Gain or (Loss)	Amount of Gain or (Loss) Recognized in Income on Derivative
	Recognized in Income on Derivative	Successor Company 2014	Predecessor Company 2013
Interest rate swaps	Gain (loss) on derivative instruments	$(51)	$(9)

Derivatives in ASC 815 Fair Value Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013		Successor Company 2014	Predecessor Company 2013
Interest rate swaps	$—	$14,680	Interest income/ (expense)	$—	$15,076	Gain (loss) on derivative instruments	$(51)	$(9)